Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Group Reorganization Details of Subsidiary Companies

Upon the Group Reorganization and as at the date of this report, details of the subsidiary companies are as follows:

Name	Background		Ownership
Cre8 Incorporation Limited	–	A BVI company	Wholly owned by the
	–	Established on December 6, 2023	Company
	–	Registered capital of 50,000 ordinary shares with no par value each
	–	Investment holding

Cre8 (Greater China)	–	A Hong Kong company	Wholly owned by Cre8
Limited (“Cre8 Hong Kong”)	–	Established on September 16, 2006	Incorporation Limited
	–	Registered capital of HK$5,000,000
	–	provision of printing, media placement, translation and other printing related services in Hong Kong.

Chuangbafang Enterprise	–	A PRC company	Wholly owned by
Management	–	Established on May 11, 2021	Cre8 Hong Kong
(Shanghai) Company	–	Registered capital of RMB500,000
Limited (“Chuangbafang”)	–	Provision of financial printing consultation services